Basis of preparation and significant accounting policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2024	Aug. 21, 2020	Mar. 31, 2020
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about property, plant and equipment [line items]
Free cash flow interest in New Afton		42.50%		46.00%
Blackwater
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of stream on gold production retained	8.00%		8.00%
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	9 years
Mobile equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Mobile equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years